united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

(a)

ACM Dynamic Opportunity Fund

Class A Shares – ADOAX
Class I Shares – ADOIX

ACM Tactical Income Fund

Class A Shares – TINAX
Class I Shares – TINIX

Semi-Annual Report
June 30, 2021

1-844-798-3833

www.acm-funds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

ACM Dynamic Opportunity Fund
Portfolio Review (Unaudited)
June 30, 2021

Average Annual Total Return through June 30, 2021*, as compared to its benchmarks:

					Since
	6 Months	1 Year	3 Year	5 Year	Inception*****
ACM Dynamic Opportunity Fund - Class A	7.21%	28.93%	9.24%	8.81%	7.18%
ACM Dynamic Opportunity Fund - Class A with load	1.05%	21.54%	7.10%	7.52%	6.19%
ACM Dynamic Opportunity Fund - Class I	7.27%	28.91%	9.41%	9.02%	7.37%
S&P 500 Total Return Index **	15.25%	40.79%	18.67%	17.65%	14.66%
S&P 500 Price Index ***	14.41%	38.62%	16.49%	15.41%	12.41%
HFRX Equity Hedge Index ****	7.86%	20.40%	4.11%	(4.08)%	3.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2022, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than advisor) will not exceed 2.40% and 2.15% of average daily net assets attributable to Class A and Class I shares, respectively. The Fund’s total gross operating expenses, per the most recent prospectus is 2.07% and 1.82% for Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75%. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-844-798-3833.

**	The S&P 500 Total Return Index, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	The S&P 500 Price Index, is a stock market index that measures the stock performance of 500 large companies listed on the stock exchange. Investors cannot invest directly in an index.

****	The HFRX Equity Hedge Index is an index managed by Hedge Fund Research, Inc. (“HFR”). HFR is the established global leader in the indexation, analysis and research of the hedge fund industry. With over 150 indices ranging from broad composites down to specific, niche areas of sub-strategy and regional investment focus, the HFRX Indices are considered the industry standard benchmarks of hedge fund performance. The HFRX branded indices are daily indices utilitzing a rigorous quantitative selection process to represent the larger hedge fund universe. Investors cannot invest directly in an index.

*****	Inception date is January 20, 2015.

Portfolio Composition as of June 30, 2021	% of Net Assets
Internet Media & Services	10.5%
Retail - Discretionary	5.7%
SemiConductors	5.6%
Technology Services	5.0%
Oil & Gas Producers	4.2%
Electrical Equipment	4.0%
Software	3.7%
Technology Hardware	3.6%
Institutional Financial Services	3.3%
E-Commerce Discretionary	3.0%
Other assets in excess of liabilities - net	51.4%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

ACM Tactical Income Fund
Portfolio Review (Unaudited)
June 30, 2021

Average Annual Total Return through June 30, 2021*, as compared to its benchmark:

	6 Months	1 Year	Since Inception***
ACM Tactical Income Fund - Class A	2.34%	7.80%	5.81%
ACM Tactical Income Fund - Class A with load	(3.52)%	1.64%	3.33%
ACM Tactical Income Fund - Class I	2.46%	7.96%	6.04%
Bloomberg U.S. Aggregate Bond Index **	(1.60)%	(0.33)%	5.76%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2022, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)) will not exceed 2.25% and 2.00% of average daily net assets attributable to Class A and Class I shares, respectively. The Fund’s total gross operating expenses, per the most recent prospectus is 2.36% and 2.11% for Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75%. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-844-798-3833.

**	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Investors cannot invest directly in an index.

***	Inception date is December 31, 2018.

Portfolio Composition as of June 30, 2021	% of Net Assets
Exchange Traded Funds - Fixed Income	72.5%
Exchange Traded Funds - Equity	10.6%
Common Stock - Business Development Companies	6.7%
Exchange Traded Funds - Mixed Allocation	4.8%
Closed End Funds - Fixed Income	2.2%
Common Stock - Mortgage Finance	2.1%
Other assets in excess of liabilities - net	1.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 69.7%
	ADVERTISING & MARKETING - 1.1%
15,000	Trade Desk, Inc.(a),(b),(f)	$1,160,400

	APPAREL & TEXTILE PRODUCTS - 1.7%
44,000	Canada Goose Holdings, Inc.(b)	1,924,560

	ASSET MANAGEMENT - 2.1%
30,000	B Riley Financial, Inc.	2,265,000

	AUTOMOTIVE - 1.7%
32,000	General Motors Company(b)	1,893,440

	BANKING - 2.2%
35,000	Citigroup, Inc.	2,476,250

	BIOTECH & PHARMA - 1.8%
12,000	CRISPR Therapeutics A.G.(b),(f)	1,942,680

	CHEMICALS - 1.0%
35,000	Mosaic Company	1,116,850

	E-COMMERCE DISCRETIONARY - 3.0%
965	Amazon.com, Inc.(a),(b)	3,319,754

	ELECTRICAL EQUIPMENT - 4.0%
7,000	Generac Holdings, Inc.(b),(f)	2,906,050
55,000	Vertiv Holdings Company	1,501,500
		4,407,550
	INDUSTRIAL SUPPORT SERVICES - 1.0%
31,000	Textainer Group Holdings Ltd.(b)	1,046,870

	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
35,000	Moelis & Company	1,991,150
20,000	Tradeweb Markets, Inc.	1,691,200
		3,682,350

See accompanying notes which are an integral part of these financial statements.

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 69.7% (Continued)
	INTERNET MEDIA & SERVICES - 10.5%
1,200	Alphabet, Inc., Class A(a),(b)	$2,930,148
8,000	Facebook, Inc.(a),(b),(f)	2,781,680
6,600	Fiverr International Ltd.(b),(f)	1,600,434
1,000	Shopify, Inc.(a),(b)	1,460,980
41,000	Snap, Inc.(b)	2,793,740
		11,566,982
	LEISURE PRODUCTS - 1.5%
17,500	YETI Holdings, Inc.(b)	1,606,850

	MEDICAL EQUIPMENT & DEVICES - 1.5%
47,500	Avantor, Inc.(b),(f)	1,686,725

	OIL & GAS PRODUCERS - 4.2%
35,000	ConocoPhillips(f)	2,131,500
18,000	EOG Resources, Inc.	1,501,920
32,500	Ovintiv, Inc.	1,022,775
		4,656,195
	RENEWABLE ENERGY - 1.6%
9,500	Enphase Energy, Inc.(b)	1,744,485

	RETAIL - DISCRETIONARY - 5.7%
38,000	Academy Sports & Outdoors, Inc.(b),(f)	1,567,120
6,000	AutoNation, Inc.(b)	568,860
5,700	Lululemon Athletica, Inc.(a),(b),(f)	2,080,329
47,500	Urban Outfitters, Inc.(b)	1,957,950
		6,174,259
	SEMICONDUCTORS - 5.6%
28,500	Advanced Micro Devices, Inc.(a),(b),(f)	2,677,005
2,300	NVIDIA Corporation(f)	1,840,230
14,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,682,240
		6,199,475
	SOFTWARE - 3.7%
6,000	Five9, Inc.(a),(b)	1,100,340
7,200	Microsoft Corporation(a),(f)	1,950,480

See accompanying notes which are an integral part of these financial statements.

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares				Fair Value
	COMMON STOCKS — 69.7% (Continued)
	SOFTWARE - 3.7% (Continued)
21,000	Sailpoint Technologies Holdings, Inc.(b)			$1,072,470
				4,123,290
	SPECIALTY FINANCE - 1.4%
25,000	OneMain Holdings, Inc.			1,497,750

	STEEL - 0.6%
20,000	ArcelorMittal S.A. - ADR			621,200

	TECHNOLOGY HARDWARE - 3.6%
21,000	Apple, Inc.			2,876,160
25,000	NCR Corporation(b)			1,140,250
				4,016,410
	TECHNOLOGY SERVICES - 5.0%
2,000	Coinbase Global, Inc.(b)			506,600
3,500	EPAM Systems, Inc.(b),(f)			1,788,360
6,200	PayPal Holdings, Inc.(a),(b),(f)			1,807,176
5,800	Visa, Inc. (a)			1,356,156
				5,458,292
	TRANSPORTATION & LOGISTICS - 1.9%
15,000	XPO Logistics, Inc.(b)			2,098,350

	TOTAL COMMON STOCKS (Cost $53,303,421)			76,685,967

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 0.9%
	U.S. TREASURY BILLS — 0.9%
1,000,000	United States Treasury Bill(a),(c),(d)	0.03%	07/08/21	999,994

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $999,992)			999,994

See accompanying notes which are an integral part of these financial statements.

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.5%
	CALL OPTIONS PURCHASED - 0.3%
90	VanEck Vectors Oil Services ETF	GOL	01/21/2022	$210	$1,970,370	$294,750
	TOTAL CALL OPTIONS PURCHASED (Cost - $264,365)

	PUT OPTIONS PURCHASED - 0.2%
45	NVIDIA Corporation	GOL	08/20/2021	$775	$3,600,450	$169,650
20	Shopify, Inc.	GOL	07/16/2021	1,470	2,921,960	104,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $309,701)					273,650

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $574,066)					568,400

	TOTAL INVESTMENTS - 71.1% (Cost $54,877,479)					$78,254,361
	CALL OPTIONS WRITTEN - (0.6)% (Proceeds - $621,261)					(702,929)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 29.5%					32,523,538
	NET ASSETS - 100.0%					$110,074,970

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.6)%
	CALL OPTIONS WRITTEN- (0.6)%
300	Academy Sports & Outdoors, Inc.	GOL	07/16/2021	$44	$1,237,200	$29,700
285	Advanced Micro Devices, Inc.	GOL	07/09/2021	95	2,677,005	50,160
200	Avantor, Inc.	GOL	07/16/2021	35	710,200	23,400
300	ConocoPhillips	GOL	07/02/2021	60	1,827,000	38,400
53	CRISPR Therapeutics A.G.	GOL	07/02/2021	155	858,017	44,520
40	EPAM Systems, Inc.	GOL	08/20/2021	530	2,043,840	53,200
80	Facebook, Inc.	GOL	07/09/2021	353	2,781,680	25,600
66	Fiverr International Ltd.	GOL	07/16/2021	260	1,600,434	36,960
70	Generac Holdings, Inc.	GOL	07/16/2021	380	2,906,050	265,370
57	Lululemon Athletica, Inc.	GOL	07/02/2021	365	2,080,329	20,805
75	Microsoft Corporation	GOL	07/16/2021	270	2,031,750	31,275
23	NVIDIA Corporation	GOL	07/02/2021	810	1,840,230	11,270
23	NVIDIA Corporation	GOL	07/16/2021	820	1,840,230	36,915
62	PayPal Holdings, Inc.	GOL	07/09/2021	295	1,807,176	18,104
150	Trade Desk, Inc.	GOL	07/09/2021	81	1,160,400	17,250
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $621,261)					702,929

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $621,261)					$702,929

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

LTD - Limited Company

S.A. - Société Anonyme

GOL - Goldman Sachs

(a)	All or a portion of the security is held as collateral for written options as of June 30, 2021. Total collateral for call options written is $15,870,711 and $999,990 in government obligations and $4,583 in cash.

(b)	Non-income producing security.

(c)	Zero coupon bond.

(d)	Interest rate reflects effective yield on June 30, 2021.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(f)	Subject to call options written.

See accompanying notes which are an integral part of these financial statements.

ACM TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	CLOSED END FUNDS — 2.2%
	FIXED INCOME - 2.2%
60,000	Eaton Vance Ltd. Duration Income Fund	$795,600
27,500	PIMCO Corporate & Income Opportunity Fund	544,225
		1,339,825

	TOTAL CLOSED END FUNDS (Cost $1,185,225)	1,339,825

	COMMON STOCKS — 8.8%
	BUSINESS DEVELOPMENT COMPANIES - 6.7%
70,000	Ares Capital Corporation	1,371,300
69,000	FS KKR Capital Corporation	1,484,190
30,000	Main Street Capital Corporation	1,232,700
		4,088,190
	MORTGAGE FINANCE - 2.1%
75,000	AGNC Investment Corporation	1,266,750

	TOTAL COMMON STOCKS (Cost $5,124,960)	5,354,940

	EXCHANGE-TRADED FUNDS — 87.9%(a)
	EQUITY - 10.6%
30,000	Alerian MLP ETF	1,092,300
80,000	iShares Mortgage Real Estate ETF	2,969,600
141,000	VanEck Vectors BDC Income ETF(a)	2,419,560
		6,481,460
	FIXED INCOME - 72.5%
180,000	Invesco Senior Loan ETF(a)	3,987,000
120,000	Invesco Taxable Municipal Bond	3,981,600
18,000	iShares iBoxx $ Investment Grade Corporate Bond	2,418,480
64,500	iShares JP Morgan USD Emerging Markets Bond ETF	7,253,670
25,000	iShares National Muni Bond ETF	2,930,000
185,000	iShares Preferred & Income Securities ETF(a)	7,276,975
20,500	SPDR Bloomberg Barclays Convertible Securities ETF	1,777,965

See accompanying notes which are an integral part of these financial statements.

ACM TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.9%(a) (Continued)
	FIXED INCOME - 72.5% (Continued)
66,000	SPDR Bloomberg Barclays High Yield Bond ETF	$7,257,360
115,000	VanEck Vectors High Yield Muni ETF(a)	7,315,150
		44,198,200
	MIXED ALLOCATION - 4.8%
120,000	Invesco CEF Income Composite ETF	2,940,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,299,886)	53,619,660

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.0% (c)
	PUT OPTIONS PURCHASED - 0.0%(c)
400	iShares 20+ Year Treasury Bond ETF	GOL	07/16/2021	$137	$5,774,000	$3,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $88,800)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $88,800)					3,600

	TOTAL INVESTMENTS - 98.9% (Cost $57,698,871)					$60,318,025
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%					700,162
	NET ASSETS - 100.0%					$61,018,187

ETF - Exchange-Traded Fund

LTD - Limited Company

SPDR - Standard & Poor’s Depositary Receipt

GOL - Goldman Sachs

(a)	All or a portion of the security is held as collateral for written options.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

ACM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

	ACM Dynamic	ACM Tactical
	Opportunity Fund	Income Fund
ASSETS
Investment securities, at value (Cost $54,877,479 and $57,698,871)	$78,254,361	$60,318,025
Cash	35,339,412	3,092,706
Deposits with broker for options written	—	326,195
Receivable for securities sold	259,042	3,180,809
Receivable for fund shares sold	60,862	187,719
Dividend and interest receivable	11,840	67,161
Prepaid expenses	25,760	1,801
TOTAL ASSETS	113,951,277	67,174,416

LIABILITIES
Written options, at value (Premium received $621,261 and $0)	702,929	—
Payable for investments purchased	1,255,733	6,085,031
Investment advisory fees payable	109,541	48,917
Payable for fund shares repurchased	12,399	5,557
Payable to related parties	42,752	1,616
Due to broker	1,735,156	—
Dividends payable	5,652	—
Distribution (12b-1) fees payable	1,309	1,603
Accrued expenses and other liabilities	10,836	13,505
TOTAL LIABILITIES	3,876,307	6,156,229
NET ASSETS	$110,074,970	$61,018,187

Composition of Net Assets:
Paid in capital	$82,027,185	$59,433,096
Accumulated Earnings	28,047,785	1,585,091
NET ASSETS	$110,074,970	$61,018,187

Net Asset Value Per Share:
Class A Shares:
Net Assets	$3,657,922	$4,016,601
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	165,104	378,282
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$22.16	$10.62
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$23.51	$11.27
Class I Shares:
Net Assets	$106,417,048	$57,001,586
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,741,583	5,366,211
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$22.44	$10.62

(a)	The Fund imposes a 1.00% redemption fee for any redemptions of Fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

ACM Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2021

	ACM Dynamic	ACM Tactical
	Opportunity Fund	Income Fund
INVESTMENT INCOME
Dividend Income (Foreign withholding tax $3,627, $0)	$319,913	$1,234,838
Interest	(6,536)	2,235
TOTAL INVESTMENT INCOME	313,377	1,237,073

EXPENSES
Advisory fees	609,775	256,563
Distribution (12b-1) fees:
Class A	4,010	4,769
Dividend expense on securities sold short	14,410	—
Administrative services fees	38,258	12,135
Third party administrative services fees	30,167	25,314
Accounting services fees	26,260	12,423
Transfer agent fees	12,610	10,941
Registration fees	18,100	12,925
Printing and postage expenses	9,890	4,924
Compliance officer fees	9,846	8,161
Audit fees	8,160	8,582
Trustees fees and expenses	6,923	7,498
Legal fees	6,677	9,021
Custodian fees	5,026	4,729
Insurance expense	724	362
Other expenses	1,940	4,494
TOTAL EXPENSES	802,776	382,841
NET EXPENSES	802,776	382,841

NET INVESTMENT INCOME (LOSS)	(489,399)	854,232

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments and foreign currency transactions	6,242,653	92,315
Options written	658,193	30,563
Securities sold short	(216,259)	(8,938)
Net realized gain	6,684,587	113,940
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translation	834,047	323,867
Options written	(170,120)	4,560
Net change in unrealized appreciation on investments	663,927	328,427

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,348,514	442,367

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,859,115	$1,296,599

See accompanying notes to financial statements.

ACM Funds
STATEMENTS OF CHANGES IN NET ASSETS

	ACM Dynamic Opportunity Fund
	For the Six Months Ended	For the Year Ended
	June 30, 2021	December 31, 2020
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(489,399)	$(1,040,377)
Net realized gain on investments, options written and securities sold short	6,684,587	4,097,765
Net change in unrealized appreciation on investments, options written and securities sold short	663,927	2,355,851
Net increase in net assets resulting from operations	6,859,115	5,413,239

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Class A	—	(112,102)
Class I	—	(3,406,422)
From return of capital
Class A	—	(2,543)
Class I	—	(77,260)
Total distributions to shareholders	—	(3,598,327)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,177,077	1,577,053
Class I	20,990,338	9,157,617
Net asset value of shares issued in reinvestment of distributions:
Class A	—	108,701
Class I	—	3,453,030
Redemption fee proceeds:
Class A	18	213
Class I	1,694	5,792
Payments for shares redeemed:
Class A	(335,823)	(3,063,756)
Class I	(5,099,769)	(10,675,229)
Net increase from shares of beneficial interest transactions	16,733,535	563,421

NET INCREASE IN NET ASSETS	23,592,650	12,526,373

NET ASSETS
Beginning of Period	86,482,320	73,955,947
End of Period	$110,074,970	$86,482,320

SHARE ACTIVITY
Class A:
Shares Sold	54,507	80,007
Shares Reinvested	—	5,241
Shares Redeemed	(15,592)	(168,143)
Net increase (decrease) in shares of beneficial interest outstanding	38,915	(82,895)

Class I:
Shares Sold	964,630	476,501
Shares Reinvested	—	164,508
Shares Redeemed	(233,264)	(574,430)
Net increase in shares of beneficial interest outstanding	731,366	66,579

See accompanying notes to financial statements.

ACM Funds
STATEMENTS OF CHANGES IN NET ASSETS

	ACM Tactical Income Fund
	For the Six Months Ended	For the Year Ended
	June 30, 2021	December 31, 2020
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$854,232	$1,111,825
Net realized gain (loss) on investments, options written and securities sold short	113,940	(844,077)
Net change in unrealized appreciation on investments	328,427	1,972,007
Net increase in net assets resulting from operations	1,296,599	2,239,755

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Class A	(60,071)	(70,543)
Class I	(828,087)	(950,157)
From return of capital
Class A	—	(4,737)
Class I	—	(5,348)
Total distributions to shareholders	(888,158)	(1,030,785)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	662,993	2,570,194
Class I	17,843,985	34,684,568
Net asset value of shares issued in reinvestment of distributions:
Class A	32,351	41,119
Class I	806,629	992,000
Redemption fee proceeds:
Class A	85	4,467
Class I	1,033	58,105
Payments for shares redeemed:
Class A	(596,509)	(89,360)
Class I	(5,447,423)	(12,603,037)
Net increase from shares of beneficial interest transactions	13,303,144	25,658,056

NET INCREASE IN NET ASSETS	13,711,585	26,818,887

NET ASSETS
Beginning of Period	47,306,602	20,487,715
End of Period	$61,018,187	$47,306,602

SHARE ACTIVITY
Class A:
Shares Sold	62,736	247,993
Shares Reinvested	3,070	3,982
Shares Redeemed	(56,485)	(8,581)
Net increase in shares of beneficial interest outstanding	9,321	243,394

Class I:
Shares Sold	1,685,587	3,377,165
Shares Reinvested	76,487	96,070
Shares Redeemed	(516,442)	(1,250,269)
Net increase in shares of beneficial interest outstanding	1,245,632	2,222,966

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class A
	For the
	Six Months Ended		For the Year Ended	For Year Ended	For Year Ended	For the Year Ended	For the Year Ended
	June 30, 2021		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
	(Unaudited)
Net asset value, beginning of period	$20.67		$17.63	$17.33	$17.71	$15.07	$15.85
Increase (decrease) from investment operations:
Net investment loss (1)	(0.13)		(0.30)	(0.20)	(0.25)	(0.25)	(0.24)
Net realized and unrealized gain (loss) on investments	1.62		4.25	0.56	0.04 (7)	2.89	(0.54)
Total from investment operations	1.49		0.36	0.36	(0.21)	2.64	(0.78)
Less distributions from:
Net realized gains	—		(0.89)	(0.06)	(0.17)	—	—
Return of capital	—		(0.02)	—	—	—	—
Total distributions	—		(0.91)	(0.06)	(0.17)	—	—
Redemption fees collected (1)	0.00	(2)	0.00 (2)	—	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$22.16		$20.67	$17.63	$17.33	$17.71	$15.07
Total return (3)	7.21	% (5)	22.37%	2.09%	(1.15)%	17.52%	(4.92)%
Net assets, at end of period (000s)	$3,658		$2,609	$3,686	$8,961	$4,121	$28,895
Ratios/Supplemental Data:
Ratio of expenses to average net assets including dividends from securities sold short and interest expense (4)	1.89	% (6)	2.07%	1.95%	2.04%	2.10%	2.13%
Ratio of expenses to average net assets excluding dividends from securities sold short and interest expense (4)	1.86	% (6)	1.97%	1.93%	1.92%	1.98%	2.01%
Ratio of net investment loss to average net assets (4)	(1.24	)% (6)	(1.61)%	(1.10)%	(1.37)%	(1.54)%	(1.54)%
Portfolio Turnover Rate	198	% (5)	437%	325%	271%	224%	481%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized for periods less than one full year.

(7)	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statements of Operations due to timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class I
	For the
	Six Months Ended		For the Year Ended	For Year Ended		For Year Ended		For the Year Ended	For the Year Ended
	June 30, 2021		December 31, 2020	December 31, 2019		December 31, 2018		December 31, 2017	December 31, 2016
	(Unaudited)
Net asset value, beginning of period	$20.92		$17.82	$17.48		$17.82		$15.12	$15.86
Increase (decrease) from investment operations:
Net investment loss (1)	(0.12)		(0.89)	(0.15)		(0.20)		(0.21)	(0.20)
Net realized and unrealized gain (loss) on investments	1.64		(0.02)	0.55		0.03	(8)	2.91	(0.54)
Total from investment operations	1.52		(0.91)	0.40		(0.17)		2.70	(0.74)
Less distributions from:
Net realized gains	—		(0.89)	(0.06)		(0.17)		—	—
Return of capital	—		(0.02)	—		—		—	—
Total distributions	—		(0.91)	(0.06)		(0.17)		—	—
Redemption fees collected (1)	0.00	(2)	0.00 (2)	0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$22.44		$20.92	$17.82		$17.48		$17.82	$15.12
Total return (3)	7.27	% (6)	22.47%	2.30	% (4)	(0.92	)% (4)	(17.86)%	(4.67)%
Net assets, at end of period (000s)	$106,417		$83,874	$70,270		$77,999		$61,152	$19,140
Ratios/Supplemental Data:
Ratio of expenses to average net assets including dividends from securities sold short and interest expense (5)	1.64	% (7)	1.82%	1.70%		1.79%		1.85%	1.88%
Ratio of expenses to average net assets excluding dividends from securities sold short and interest expense (5)	1.61	% (7)	1.72%	1.68%		1.67%		1.73%	1.76%
Ratio of net investment loss to average net assets (5)	(0.99	)% (7)	(1.36)%	(0.85)%		(1.12)%		(1.24)%	(1.29)%
Portfolio Turnover Rate	198	% (6)	437%	325%		271%		224%	481%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized for periods less than one full year.

(8)	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statements of Operations due to timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

ACM Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class A
	For the
	Six Months Ended		For Year Ended		For the Period Ended
	June 30, 2021		December 31, 2020		December 31, 2019 (1)
	(Unaudited)
Net asset value, beginning of period	$10.54		$10.13		$10.00
Increase from investment operations:
Net investment income (2)	0.26		0.34		0.48
Net realized and unrealized gain on investments	(0.03)		0.34		0.03	(6)
Total from investment operations	0.23		0.68		0.51
Less distributions from:
Net investment income	(0.16)		(0.28)		(0.37)
Return of capital	—		(0.01)		(0.01)
Total distributions	(0.16)		(0.29)		(0.38)
Redemption fees collected (2)	0.01		0.02		0.00	(3)
Net asset value, end of period	$10.62		$10.54		$10.13
Total return (4)	2.34	% (8)	7.01%		5.13	% (8)
Net assets, at end of period (000s)	$4,017		$3,887		$1,272
Ratios/Supplemental Data:
Ratio of net expenses to average net assets before waiver/recapture (5)	1.72	% (9)	1.86	% (10)	2.25	% (7)(9)
Ratio of gross expenses to average net assets after waiver/recapture (5)	1.72	% (9)	1.82%		2.35	% (9)
Ratio of net investment income to average net assets (5)	3.09	% (9)	(3.31)%		5.08	% (9)
Portfolio Turnover Rate	225	% (8)	478%		645	% (8)

(1)	The inception date of the Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain on investment per share for the year ended December 31, 2019 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(7)	Includes less than 0.01% of interest expense.

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

(10)	Includes recapture of 0.04% during the year.

See accompanying notes to financial statements.

ACM Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class I
	For the
	Six Months Ended		For Year Ended		For the Period Ended
	June 30, 2021		December 31, 2020		December 31, 2019 (1)
	(Unaudited)
Net asset value, beginning of period	$10.54		$10.13		$10.00
Increase from investment operations:
Net investment income (2)	0.28		0.37		0.48
Net realized and unrealized gain on investments	(0.03)		0.33		0.05	(6)
Total from investment operations	0.25		0.70		0.53
Less distributions from:
Net investment income	(0.18)		(0.30)		(0.39)
Return of capital	—		(0.01)		(0.01)
Total distributions	(0.18)		(0.31)		(0.40)
Redemption fees collected (2)	0.01		0.02		0.00	(3)
Net asset value, end of period	$10.62		$10.54		$10.13
Total return (4)	2.46	% (8)	7.26%		5.35	% (8)
Net assets, at end of period (000s)	$57,002		$43,420		$19,215
Ratios/Supplemental Data:
Ratio of net expenses to average net assets before waiver/recapture (5)	1.47	% (9)	1.61	% (10)	2.00	% (7)(9)
Ratio of gross expenses to average net assets after waiver/recapture (5)	1.47	% (9)	1.57%		2.10	% (9)
Ratio of net investment income to average net assets (5)	3.35	% (9)	3.56%		4.83	% (9)
Portfolio Turnover Rate	225	% (8)	478%		645	% (8)

(1)	The inception date of the Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of redemption fees and assumes reinvestment of all distributions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain on investment per share for the year ended December 31, 2019 does not accord with the amounts in the Statement of Operations timing of purchases and sales of Fund shares in relation to fluctuating market values.

(7)	Includes less than 0.01% of interest expense.

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

(10)	Includes recapture of 0.04% during the year.

See accompanying notes to financial statements.

ACM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2021

1.	ORGANIZATION

The ACM Dynamic Opportunity Fund (“Dynamic Opportunity Fund”) and ACM Tactical Income Fund (“Tactical Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Dynamic Opportunity Fund commenced operations on January 20, 2015. The Dynamic Opportunity Fund seeks long-term capital appreciation with a short-term focus on capital preservation. The inception date of the Tactical Income Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019. The Tactical Income Fund seeks to generate income, with capital preservation as a secondary objective.

Each Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1.00% redemption fee on redemptions made within 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in

ACM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed -end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of

ACM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for the Funds’ assets and liabilities measured at fair value:

ACM Dynamic Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$76,685,967	$—	$—	$76,685,967
U.S. Government Agencies	—	999,994	—	999,994
Put Options Purchased	273,650	—	—	273,650
Call Options Purchased	294,750	—	—	294,750
Total Investments	$77,254,367	$999,994	$—	$78,254,361

Liabilities *
Call Options Written	$702,929	$—	$—	$702,929
Total Liabilities	$702,929	$—	$—	$702,929

ACM Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$53,619,660	$—	$—	$53,619,660
Common Stocks	5,354,940	—	—	5,354,940
Closed End Funds	1,339,825	—	—	1,339,825
Put Options Purchased	3,600	—	—	3,600
Total Investments	$60,318,025	$—	$—	$60,318,025

*	Refer to the Portfolio of Investments for industry classification.

The Funds did not hold any Level 3 securities during the six months ended June 30, 2021.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount

ACM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

equal to the premium received is included in the Statement of Assets and Liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of June 30, 2021, as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed and within the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Dynamic Opportunity Fund

Assets:
		Location of Derivatives on
Derivative Investment	Primary Risk	Statements of Assets and	Fair Value of Asset
Type	Exposure	Liabilities	Derivatives
Call options purchased	Equity Risk	Investment securities, at value	$294,750
Put options purchased	Equity Risk	Investment securities, at value	$273,650
Total			$568,400

Liabilities:
		Location of Derivatives on
Derivative Investment	Primary Risk	Statements of Assets and	Fair Value of Liability
Type	Exposure	Liabilities	Derivatives
Call options written	Equity Risk	Written Options, at value	$702,929
Total			$702,929

ACM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

Tactical Income Fund

Liabilities:
		Location of Derivatives on
Derivative Investment	Primary Risk	Statements of Assets and	Fair Value of Liability
Type	Exposure	Liabilities	Derivatives
Put options purchased	Equity Risk	Investment Securities, at value	$3,600
Total			$3,600

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the six months ended June 30, 2021:

Derivative Investment Type	Location of Gain/Loss on Derivative
Options purchased	Net realized gain (loss) from investments and foreign currency transactions
Options written	Net realized gain (loss) from options written
Options purchased	Net change in unrealized appreciation (depreciation) on investments and foreign currency translation
Options written	Net change in unrealized appreciation (depreciation) on options written

The following is a summary of the Funds realized gain (loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended June 30, 2021:

Realized gain (loss) on derivatives recognized in the Statements of Operations
	Total for the
	Six Months Ended
	June 30, 2021
	Dynamic Opportunity
Derivative Investment Type	Fund	Tactical Income Fund
Options purchased - Equity Risk	$(2,960,542)	$(18,308)
Options written - Equity Risk	658,193	30,563
Total	$(2,302,349)	$12,255

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
	Total for the
	Six Months Ended
	June 30, 2021
	Dynamic Opportunity
Derivative Investment Type	Fund	Tactical Income Fund
Options purchased - Equity Risk	$263,280	$(85,200)
Option written - Equity Risk	(170,120)	4,560
Total	$93,160	$(80,640)

ACM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

Offsetting of Financial Assets and Derivative Liabilities –

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for options written as of June 30, 2021.

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
Gross Amounts
		Offset in the	Net Amounts of
	Gross Amounts of	Statements of	Liabilities Presented
	Recognized	Assets &	in the Statements of	Financial	Cash Collateral	Net
Funds	Assets/Liabilities(1)	Liabilities	Assets & Liabilities	Instruments (2)	Received	Amount
Dynamic Opportunity Fund	$702,929	$—	$702,929	$702,929	$—	$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually for the Dynamic Opportunity Fund and declared and paid monthly for the Tactical Income Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – The Funds intend to continue to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2018 through December 31, 2020, or expected to be taken in the Funds’ December 31, 2021 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years), and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

ACM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $200,052,852 and $143,084,982, respectively, for the Dynamic Opportunity Fund and $126,793,861 and $ 109,737,297, respectively, for the Tactical Income Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ascendant Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.25% for the Dynamic Opportunity Fund and 1.00% for the Tactical Income Fund. For the six months ended June 30, 2021, the Advisor earned advisory fees of $609,775 and $256,563 for the Dynamic Opportunity Fund and Tactical Income Fund, respectively.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Dynamic Opportunity Fund and Tactical Income Fund (“Waiver Agreement”) until at least April 30, 2022, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))), will not exceed 2.40% and 2.15% of the daily average net assets attributable to Dynamic Opportunity Fund’s Class A and Class I shares, respectively, and 2.25% and 2.00% of the daily average net assets attributable to Tactical Income Fund’s Class A and Class I shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement) and if recoupment can be achieved within the aforementioned expense limits and expense limits at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time. During the six months ended June 30, 2021, each of the Dynamic Opportunity Fund and the Tactical Income Fund waived $0 in advisory fees pursuant to the Waiver Agreement. There are no recapture balances for either Fund to recoup.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of Fund shares. During the six months ended June 30, 2021, the Distributor received $9,542 and $3,755 in underwriting commissions for sales of Class A shares of Dynamic Opportunity Fund and Tactical Income Fund, respectively, of which $1,260 and $557 was retained by the principal underwriter or other affiliated broker-dealers.

The Trust has adopted, with respect to the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for the Funds’ Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that will be calculated at an annual rate of 0.25% per year of the average daily net assets of each Fund’s Class A shares and paid to the Distributor to be used to pay for distribution and shareholder servicing activities. For the six months ended June 30, 2021, pursuant to the Plan, Class A shares of Dynamic Opportunity Fund and Tactical Income Fund incurred costs of $4,010 and $4,769, respectively.

ACM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”)

BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than thirty days. The redemption fee is paid directly to the Funds. Please refer to the Statements of Changes in Net Assets for the collected redemption fees.

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statements of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost of investments for federal tax purposes including options purchased and options written is $55,386,907 and $58,613,750, respectively for the Dynamic Opportunity Fund and Tactical Income Fund and differs from market value by net unrealized appreciation/ depreciation.

	Dynamic Opportunity Fund	Tactical Income Fund
Gross unrealized appreciation:	$23,616,529	$2,720,927
Gross unrealized depreciation:	(749,075)	(1,016,652)
Net unrealized appreciation	$22,867,454	$1,704,275

The tax character of distributions paid for the fiscal year ended December 31, 2020 and fiscal year ended December 31, 2019 was as follows:

	For the year ended December 31, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Dynamic Opportunity	$781,718	$2,736,806	$79,803	$3,598,327
Tactical Income	1,020,700	—	58,224	1,078,924

	For the year ended December 31, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Dynamic Opportunity	$—	$255,693	$—	$255,693
Tactical Income	550,227	—	17,041	567,268

ACM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

As of December 31, 2020, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Dynamic Opportunity	$—	$—	$(159,678)	$—	$(855,179)	$22,203,527	$21,188,670
Tactical Income	—	—	—	(170,704)	(28,494)	1,375,848	1,176,650

The difference between book basis and tax basis accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Dynamic Opportunity Fund incurred and elected to defer such capital losses of $159,678.

At December 31, 2020, utilized remaining capital loss carry forwards for federal income tax purposes were as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Dynamic Opportunity	$—	$—	$—	$—
Tactical Income	170,704	—	170,704	—

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, Charles Schwab held 55.70% and 51.01% of the voting securities for the sole benefit of customers and may be deemed to control the Dynamic Opportunity Fund and Tactical Income Fund, respectively. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds’ fundamental policies or the terms of the advisory agreement with the Advisor.

8.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

ACM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

Please refer to the Funds’ prospectus and statement of additional information for a full listing of risks associated with the Funds’ investment strategies.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ACM Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2021

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning January 1, 2021 and ending June 30, 2021.

Actual Expenses

The “Actual Expenses” lines in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending Account	Expenses Paid During
Actual	Annualized	Account Value	Value	Period *
Expenses	Expense Ratio	1/1/2021	6/30/2021	1/1/2021 - 6/30/2021
Dynamic Opportunity Class A	1.89%	$1,000.00	$1,072.10	$9.68
Dynamic Opportunity Class I	1.64%	$1,000.00	$1,072.70	$8.38
Tactical Income Class A	1.72%	$1,000.00	$1,023.40	$8.60
Tactical Income Class I	1.47%	$1,000.00	$1,024.60	$7.37

		Beginning	Ending Account	Expenses Paid During
Hypothetical	Annualized	Account Value	Value	Period *
(5% return before expenses)	Expense Ratio	1/1/2021	6/30/2021	1/1/2021 - 6/30/2021
Dynamic Opportunity Class A	1.89%	$1,000.00	$1,015.38	$9.42
Dynamic Opportunity Class I	1.64%	$1,000.00	$1,016.64	$8.15
Tactical Income Class A	1.72%	$1,000.00	$1,016.22	$8.57
Tactical Income Class I	1.47%	$1,000.00	$1,017.45	$7.34

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

ACM Funds
Supplemental Information (Unaudited)
June 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3833 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N- PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-798-3833.

INVESTMENT ADVISOR
Ascendant Capital Management, LLC
10866 Wilshire Blvd., Suite 1600
Los Angeles, CA 90024

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

ACM-SAR21

(b)	Not Applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/1/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/1/21

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/1/21